BANK LOANS	12 Months Ended
Dec. 31, 2013
BANK LOANS [Text Block]

11.     BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2013	2012
Secured short-term loans (1)	$51,160,152	$48,714,342
Unsecured short-term loans (2)	7,693,901	2,063,100
Add: amounts due within one year under long-term loan contracts	94,279	35,604
Total short-term bank loans	$58,948,332	$50,813,046

(1) Detailed information of secured short-term loan balances as of December 31, 2013 and 2012 were as follows:

	December 31,	December 31,
	2013	2012
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$32,740,000	$17,456,207
Collateralized by land and office buildings	3,274,000	3,332,700
Secured by Huipu’s trade receivables and guaranteed by IST	2,716,126	4,730,963
Guaranteed by Huipu	2,455,500	2,380,500
Collateralized by office buildings and guaranteed by iASPEC and Mr.Lin.	2,455,500	-
Collateralized by land and office buildings and guaranteed by iASPEC and Huipu.	2,455,500	-
Guaranteed by iASPEC and IST	1,735,220	-
Secured by Zhongtian’s trade receivables	1,003,953	365,010
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	940,667	2,642,114
Secured by Zhongtian’s intangible assets	523,840	-
Secured by Bocom’s trade receivables and guaranteed by the Company	478,540	581,568
Guaranteed by Mr. Lin	381,306	-
Guaranteed by iASPEC	-	6,348,000
Secured by iASPEC’s trade receivables	-	5,014,920
Guaranteed by IST	-	4,126,200
Guaranteed by the Company, CITH and Bocom	-	942,660
Secured by Geo's trade receivables and bank deposits	-	793,500
Total	$51,160,152	$48,714,342

(2) Unsecured short-term loans are fiduciary bank loans, bearing interest rates from 6.44% to 6.9%, due within one year.

(b) Long-term bank loans

	December 31,	December 31,
	2013	2012
Secured long-term loans	$406,826	$109,779
Less: amounts due within one year under long-term loan contracts	(94,279)	(35,604)
Total long-term bank loans	$312,547	$74,175

As of December 31, 2013, the Company has borrowings from banks, expiring at various dates from January 8, 2014 to January 8, 2018, primarily used to finance working capital requirements. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by our subsidiaries. These borrowings bear interest rates ranging from 1.65% to 7.91% per annum. The weighted average interest rate on short term debt is approximately 7.00%, 7.01% and 7.37% for the years ended December 31, 2013, 2012 and 2011, respectively.